Provision for Income Taxes	12 Months Ended
Dec. 31, 2024
Provision for Income Taxes [Abstract]
Provision for Income Taxes

Note 24 – Provision for Income Taxes

Ireland

Brera Holdings PLC is a holding company registered in Ireland. The Company was incorporated in Ireland on June 30, 2022, no provision for income taxes in Ireland has been made as Brera Holdings PLC did not generate any Ireland taxable income for the years ended December 31, 2024, 2023 or 2022. The corporate tax rate for trading income in Ireland is 12.50% for the years ended December 31, 2024, 2023 and 2022.

Italy

The Company conducts a majority of its business in Italy and is subject to tax in this jurisdiction. During the years ended December 31, 2024, 2023 and 2022, all taxable income (loss) of the Company is generated in Italy. As a result of its business activities, the Company files tax returns that are subject to examination by the Italian Revenue Agency.

Italian companies are subject to two enacted income taxes at the following rates:

	2024	2023	2022
IRES (state tax)	24.00%	24.00%	24.00%
IRAP (regional tax)	3.90%	3.90%	3.90%

IRES is a state tax and is calculated on the taxable income determined on the income before taxes modified to reflect all temporary and permanent differences regulated by the tax law.

IRAP is a regional tax and each Italian region has the power to increase the current rate of 3.90% by a maximum of 0.92%. In general, the taxable base of IRAP is a form of gross profit determined as the difference between gross revenues (excluding interest and dividend income) and direct production costs (excluding interest expense and other financial costs).

For the years ended December 31, 2024, 2023 and 2022, the Company’s income tax expenses are as follows:

	2024	2023	2022
	EUR	EUR	EUR
Current tax expenses	(41,137)	41,085	-
	(41,137)	41,085	-

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2024	2023	2022
	EUR	EUR	EUR
(Loss) profit before tax for the year	(5,089,998)	(4,870,580)	(1,226,855)

Expected income tax recovery – IRES	41,137	40,902	(112,400)
Expected income tax recovery – IRAP	-	235	(18,265)
Expected income tax recovery – Ireland	-	-	(94,815)
Tax loss not recognized	-	(52)	225,480
Current tax expenses	41,137	41,085	29,331

North Macedonia

North Macedonian companies are subject to corporate tax on their worldwide income. North Macedonian companies are companies incorporated in North Macedonia. Foreign companies are taxed in North Macedonia on their profits generated from activities conducted through a permanent establishment in the country and on income from North Macedonian sources. The corporate tax rate for trading income in North Macedonian is 10% for the years ended December 31, 2024, 2023 and 2022.